Retirement benefit plans - Breakdown of defined benefit obligation (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee
Disclosure of net defined benefit liability (asset) [line items]
Active plan participants | employee	402	324	267
Retirement and death benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	€ 5,800	€ 4,770	€ 3,983
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	€ 1,322	€ 1,366	€ 1,325